Related Party Transactions (Details) - Schedule of long-term borrowings from related parties - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party		$ 19,085,812
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[1]	4,140,500
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[2]	1,437,303
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[3]	$ 13,508,009

[1]	On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2020, the Company repaid $507,998 to partially settle the principal. The loan was extended to December 22, 2022 bearing interest rate at 2%. For the years ended December 31, 2020 and 2019, interest expense on this loan was $19,840 and $123, respectively.On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the year ended December 31, 2020, interest expense on this loan was $34,187.On September 9, 2020, the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the year ended December 31, 2020, interest expense on this loan was $2,757.
[2]	On September 1, 2018, the Company entered into an agreement with Mr. Tu Jingyi whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest at 3%. The loan was expired on August 31, 2019, which was extended to August 31, 2020. On September 1, 2020, the Company further extended the loan to August 31, 2022 with an interest rate at 1.5%. For the years ended December 31, 2020 and 2019, interest expense on this loan was $35,933 and approximately $38,000, respectively.
[3]	As of December 31, 2019, the loan from Profit Raider Investment Limited (“Profit Raider”) was presented as short-term borrowings from a third party (Note 13). On March 11, 2020, the Company entered into a second supplemental agreement to the loan agreement with Profit Raider Investment Limited, to extend the due date of the loan to December 31, 2020. The outstanding principal amount due was $13,508,009 and the amount of interest accrued on the loan, calculated up to December 31, 2020 was $1,136,664.